UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

 UMB Fund Services, Inc.

235 W. Galena Street

 Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

 Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2019

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

SILVERPEPPER COMMODITY STRATEGIES GLOBAL MACRO FUND

Institutional Class – SPCIX
Advisor Class – SPCAX

SilverPepper

SEMI-ANNUAL REPORT

DECEMBER 31, 2019

SILVERPEPPER MERGER ARBITRAGE FUND

Institutional Class – SPAIX
Advisor Class – SPABX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds, if you hold your shares directly with the Funds, or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with the Funds, you may elect to receive shareholder reports and other communications from the Funds electronically by contacting the Funds at 855-554-5540 or, if you hold your shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your shares directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports at 855-554-5540 or, if you hold your shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the Investment Managers Series Trust's Funds you hold directly or through your financial intermediary, as applicable.

SilverPepper Funds
Each a series of Investment Managers Series Trust

Table of Contents

SilverPepper Commodity Strategies Global Macro Fund
Consolidated Schedule of Investments	1
Consolidated Statement of Assets and Liabilities	7
Consolidated Statement of Operations	8
Consolidated Statements of Changes in Net Assets	9
Consolidated Financial Highlights	10
SilverPepper Merger Arbitrage Fund
Schedule of Investments	12
Statement of Assets and Liabilities	16
Statement of Operations	17
Statements of Changes in Net Assets	18
Statement of Cash Flows	19
Financial Highlights	20
Notes to Financial Statements	22
Supplemental Information	37
Expense Examples	42

This report and the financial statements contained herein are provided for the general information of the shareholders of the SilverPepper Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.silverpepperfunds.com

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of December 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 0.0%
	ENERGY - 0.0%
1,000	Occidental Petroleum Corp.	$41,210
	TOTAL COMMON STOCKS
	(Cost $44,566)	41,210

Principal Amount
	U.S. GOVERNMENT AND AGENCIES - 62.5%
	United States Treasury Bill
$7,000,000	1.500%, 3/12/2020[1]	6,979,616
79,000,000	1.540%, 3/19/2020	78,750,518
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $85,718,519)	85,730,134

Number of Contracts
	PURCHASED OPTIONS CONTRACTS - 1.2%
	CALL OPTIONS - 0.6%
	CBOT Corn Futures
100	Exercise Price: $3.85, Notional Amount: $1,925,000, Expiration Date: January 24, 2020	40,000
150	Exercise Price: $3.95, Notional Amount: $2,962,500, Expiration Date: January 24, 2020	29,062
300	Exercise Price: $4.10, Notional Amount: $6,150,000, Expiration Date: January 24, 2020	16,875
100	Exercise Price: $3.80, Notional Amount: $1,900,000, Expiration Date: February 21, 2020	69,375
250	Exercise Price: $4.10, Notional Amount: $5,125,000, Expiration Date: February 21, 2020	40,625
	CME Live Cattle Futures
25	Exercise Price: $1.18, Notional Amount: $1,180,000, Expiration Date: February 7, 2020	83,250
25	Exercise Price: $1.22, Notional Amount: $1,220,000, Expiration Date: February 7, 2020	49,000
	LME Primary Nickel Futures
3	Exercise Price: $13,800.00, Notional Amount: $248,400, Expiration Date: January 2, 2020	3,849
3	Exercise Price: $14,000.00, Notional Amount: $252,000, Expiration Date: February 5, 2020	9,058
	NYMEX Natural Gas Futures
50	Exercise Price: $2.55, Notional Amount: $1,275,000, Expiration Date: January 28, 2020	10,500
35	Exercise Price: $2.70, Notional Amount: $945,000, Expiration Date: February 25, 2020	8,750
30	Exercise Price: $2.80, Notional Amount: $840,000, Expiration Date: February 25, 2020	6,000
	NYMEX WTI Crude Oil Futures
70	Exercise Price: $59.00, Notional Amount: $4,130,000, Expiration Date: January 15, 2020	185,500
100	Exercise Price: $59.50, Notional Amount: $5,950,000, Expiration Date: January 15, 2020	227,000
	TOTAL CALL OPTIONS
	(Cost $564,338)	778,844

	PUT OPTIONS - 0.6%
	CBOT Corn Futures
250	Exercise Price: $3.55, Notional Amount: $4,437,500, Expiration Date: January 24, 2020	3,125

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2019 (Unaudited)

Number of Contracts		Value
	PURCHASED OPTIONS CONTRACTS - Continued
	PUT OPTIONS - Continued
	NYBOT Coffee 'C' Futures
30	Exercise Price: $1.10, Notional Amount: $1,237,500, Expiration Date: January 10, 2020	$675
50	Exercise Price: $1.30, Notional Amount: $2,437,500, Expiration Date: January 10, 2020	78,375
	NYMEX Natural Gas Futures
30	Exercise Price: $2.10, Notional Amount: $630,000, Expiration Date: January 28, 2020	18,600
50	Exercise Price: $2.15, Notional Amount: $1,075,000, Expiration Date: January 28, 2020	42,500
20	Exercise Price: $2.20, Notional Amount: $440,000, Expiration Date: January 28, 2020	22,200
	NYMEX WTI Crude Oil Futures
100	Exercise Price: $58.00, Notional Amount: $5,800,000, Expiration Date: January 15, 2020	42,000
100	Exercise Price: $61.00, Notional Amount: $6,100,000, Expiration Date: January 15, 2020	118,000
50	Exercise Price: $60.00, Notional Amount: $3,000,000, Expiration Date: February 14, 2020	92,500
200	Exercise Price: $61.00, Notional Amount: $12,200,000, Expiration Date: February 14, 2020	452,000
	TOTAL PUT OPTIONS
	(Cost $977,840)	869,975

	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $1,542,178)	1,648,819

Principal Amount
	SHORT-TERM INVESTMENTS - 12.5%
$17,089,648	UMB Money Market Fiduciary, 0.25%[2]	17,089,648
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $17,089,648)	17,089,648

	TOTAL INVESTMENTS - 76.2%
	(Cost $104,394,911)	104,509,811
	Other Assets in Excess of Liabilities - 23.8%	32,706,782
	TOTAL NET ASSETS - 100.0%	$137,216,593

Number of Shares
	SECURITIES SOLD SHORT - (0.0)%
	COMMON STOCKS - (0.0)%
	ENERGY - (0.0)%
(1,000)	Occidental Petroleum Corp.	(41,210)
	TOTAL COMMON STOCKS
	(Proceeds $47,896)	(41,210)

	TOTAL SECURITIES SOLD SHORT
	(Proceeds $47,896)	$(41,210)

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2019 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS - (0.3)%
	CALL OPTIONS - 0.0%
	NYMEX Natural Gas Futures
(50)	Exercise Price: $2.40, Notional Amount: $1,200,000, Expiration Date: January 28, 2020	$(20,500)
	TOTAL CALL OPTIONS
	(Cost $53,344)	(20,500)

	PUT OPTIONS - (0.3)%
	LME Primary Nickel Futures
(3)	Exercise Price: $14,250.00, Notional Amount: $256,500, Expiration Date: February 5, 2020	(11,594)
	NYBOT Coffee 'C' Futures
(50)	Exercise Price: $1.225, Notional Amount: $2,296,875, Expiration Date: January 10, 2020	(22,500)
	NYMEX Natural Gas Futures
(15)	Exercise Price: $2.40, Notional Amount: $360,000, Expiration Date: January 28, 2020	(37,800)
(20)	Exercise Price: $2.50, Notional Amount: $500,000, Expiration Date: January 28, 2020	(67,400)
	NYMEX WTI Crude Oil Futures
(100)	Exercise Price: $55.00, Notional Amount: $5,500,000, Expiration Date: February 14, 2020	(66,000)
(50)	Exercise Price: $56.50, Notional Amount: $2,825,000, Expiration Date: February 14, 2020	(45,000)
(100)	Exercise Price: $58.00, Notional Amount: $5,800,000, Expiration Date: February 14, 2020	(123,000)
	TOTAL PUT OPTIONS
	(Proceeds $437,899)	(373,294)

	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $491,243)	$(393,794)

[1]	All or a portion of this security is segregated as collateral.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2019 (Unaudited)

FUTURES CONTRACTS

Long Contracts	Expiration Date	Number of Contracts	Notional Value	Value at December 31, 2019	Unrealized Appreciation (Depreciation)
Commodity Futures
CBOT Corn	March 2020	306	$5,858,121	$5,932,575	$74,454
CBOT Denatured Ethanol	February 2020	9	370,739	363,573	(7,166)
CBOT Soybean	March 2020	129	6,081,198	6,162,975	81,777
CBOT Soybean Meal	March 2020	50	1,529,679	1,523,501	(6,178)
CBOT Soybean Oil	March 2020	161	3,291,737	3,358,782	67,045
CBOT Wheat	March 2020	134	3,420,828	3,743,624	322,796
CME Lean Hogs	February 2020	90	2,436,171	2,571,300	135,129
CME Live Cattle	February 2020	75	3,759,552	3,777,750	18,198
CMX Copper	March 2020	155	10,335,109	10,838,375	503,266
CMX Gold	February 2020	88	12,874,675	13,403,280	528,605
CMX Silver	March 2020	37	3,198,210	3,315,385	117,175
ICE Brent Crude Oil	March 2020	100	6,485,142	6,600,000	114,858
ICE Low Sulphur Gas	February 2020	40	2,457,097	2,455,000	(2,097)
KCBT Hard Red Winter Wheat	March 2020	70	1,492,125	1,701,000	208,875
LME Primary Aluminum	January 2020	100	4,377,725	4,473,125	95,400
LME Primary Nickel	January 2020	50	3,972,113	4,190,400	218,287
LME Zinc	January 2020	37	2,123,695	2,109,925	(13,770)
MGE Red Wheat	March 2020	3	77,823	84,150	6,327
NYBOT Cocoa	March 2020	20	499,481	508,000	8,519
NYBOT Coffee 'C'	March 2020	64	2,615,076	3,112,800	497,724
NYBOT Cotton #2	March 2020	31	1,028,395	1,070,275	41,880
NYBOT Sugar #11	March 2020	162	2,195,004	2,434,925	239,921
NYMEX Natural Gas	February 2020	185	4,386,280	4,049,650	(336,630)
NYMEX Natural Gas	March 2020	232	5,984,917	5,006,560	(978,357)
NYMEX Natural Gas	April 2020	13	376,684	279,370	(97,314)
NYMEX Natural Gas	May 2020	126	3,017,686	2,756,880	(260,806)
NYMEX Natural Gas	June 2020	13	376,684	291,980	(84,704)
NYMEX Natural Gas	July 2020	13	376,684	299,390	(77,294)
NYMEX Natural Gas	August 2020	13	376,684	301,470	(75,214)
NYMEX Natural Gas	September 2020	13	376,684	300,430	(76,254)
NYMEX Natural Gas	October 2020	13	376,684	304,980	(71,704)
NYMEX Natural Gas	November 2020	13	376,684	315,510	(61,174)
NYMEX Natural Gas	December 2020	13	376,684	338,390	(38,294)
NYMEX NY Harbor ULSD	February 2020	44	3,672,953	3,738,134	65,181
NYMEX Platinum	April 2020	40	1,839,925	1,955,600	115,675
NYMEX RBOB Gasoline	February 2020	53	3,777,464	3,763,053	(14,411)
NYMEX WTI Crude Oil	February 2020	111	6,678,716	6,777,660	98,944
Total Long Contracts			112,851,108	114,209,777	1,358,669

TOTAL FUTURES CONTRACTS			$112,851,108	$114,209,777	$1,358,669

See accompanying Notes to Financial Statements.

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2019 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS

Purchase Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Notional Value	Value at December 31, 2019	Unrealized Appreciation (Depreciation)
Japanese Yen	Societe Generale	JPY per USD	January 27, 2020	108,511,000	$994,398	$1,000,201	$5,803
Euro	Societe Generale	EUR per USD	January 31, 2020	3,000,000	3,360,780	3,371,602	10,822

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS					$4,355,178	$4,371,803	$16,625

EUR - Euro

JPY - Japanese Yen

USD - United States Dollar

See accompanying Notes to Financial Statements.

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SUMMARY OF INVESTMENTS
As of December 31, 2019 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Energy	0.0%
Total Common stocks	0.0%
U.S. Government and Agencies	62.5%
Purchased Options Contracts	1.2%
Short-Term Investments	12.5%
Total Investments	76.2%
Other Assets in Excess of Liabilities	23.8%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2019 (Unaudited)

Assets:
Investments, at value (cost $102,852,733)	$102,860,992
Purchased options contracts, at value (cost $1,542,178)	1,648,819
Cash held by broker for futures contracts	25,564,771
Cash collateral held at custodian for benefit of broker for forward foreign currency exchange contracts	7,000,000
Receivables:
Unrealized appreciation on open futures contracts	3,560,036
Unrealized appreciation on forward foreign currency exchange contracts	16,625
Fund shares sold	290,134
Variation margin	55,000
Dividends and Interest	4,339
Prepaid expenses	17,819
Other assets	8,941
Total assets	141,027,476

Liabilities:
Securities sold short, at value (proceeds $47,896)	41,210
Written options contracts, at value (proceeds $491,243)	393,794
Foreign currency due to custodian, at value (proceeds $789,164)	788,812
Payables:
Fund shares redeemed	77,423
Dividends and interest on securities sold short	860
Unrealized depreciation on open futures contracts	2,201,367
Advisory fees	179,772
Shareholder servicing fees (Note 7)	5,358
Fund accounting and administration fees	32,932
Transfer agent fees and expenses (Note 2)	47,032
Custody fees	9,620
Auditing fees	8,587
Trustees' deferred compensation (Note 3)	4,177
Chief Compliance Officer fees	937
Trustees' fees and expenses	233
Accrued other expenses	18,769
Total liabilities	3,810,883

Net Assets	$137,216,593

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$149,328,463
Total accumulated deficit	(12,111,870)
Net Assets	$137,216,593

Maximum Offering Price per Share:
Advisor Class Shares:
Net assets applicable to shares outstanding	$4,247,925
Shares of beneficial interest issued and outstanding	527,006
Redemption price per share	$8.06

Institutional Class Shares:
Net assets applicable to shares outstanding	$132,968,668
Shares of beneficial interest issued and outstanding	16,410,507
Redemption price per share	$8.10

See accompanying Notes to Financial Statements.

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2019 (Unaudited)

Investment Income:
Dividends	$3,950
Interest	1,028,474
Total investment income	1,032,424

Expenses:
Advisory fees	960,038
Shareholder servicing fees - Advisor Class (Note 7)	4,524
Sub-transfer agent fees and expenses - Institutional Class	123,529
Fund accounting and administration fees	98,685
Transfer agent fees and expenses	17,259
Custody fees	5,289
Shareholder reporting fees	20,665
Registration fees	18,098
Chief Compliance Officer fees	9,853
Auditing fees	8,755
Interest expense	7,581
Miscellaneous	5,991
Trustees' fees and expenses	4,923
Legal fees	3,200
Insurance fees	1,349
Dividends on securities sold short	790
Total expenses	1,290,529
Sub-transfer agent fees and expenses - Institutional Class waived	(7,653)
Net expenses	1,282,876
Net investment loss	(250,452)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	94,050
Purchased options contracts	(3,167,510)
Futures contracts	2,215,664
Written options contracts	1,060,896
Forward foreign currency exchange contracts	(348,935)
Foreign currency transactions	238,186
Net realized gain	92,351
Net change in unrealized appreciation/depreciation on:
Investments	(14,493)
Purchased options contracts	578,966
Futures contracts	482,172
Securities sold short	6,686
Written options contracts	338,234
Forward foreign currency exchange contracts	4,881
Foreign currency translations	(4,611)
Net change in unrealized appreciation/depreciation	1,391,835
Net realized and unrealized gain	1,484,186

Net Increase in Net Assets from Operations	$1,233,734

See accompanying Notes to Financial Statements.

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2019 (Unaudited)	For the Year Ended June 30, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(250,452)	$12,672
Net realized gain (loss) on investments, purchased options contracts, futures contracts, securities sold short, written options contracts, forward contracts and foreign currency	92,351	(6,385,336)
Net change in unrealized appreciation/depreciation on investments, purchased options contracts, futures contracts, securities sold short, written options contracts, forward contracts and foreign currency	1,391,835	2,394,414
Net increase (decrease) in net assets resulting from operations	1,233,734	(3,978,250)

Distributions to Shareholders:
Advisor Class	(2,570)	(252,920)
Institutional Class	(117,992)	(5,588,553)
Total distributions to shareholders	(120,562)	(5,841,473)

Capital Transactions:
Net proceeds from shares sold:
Advisor Class	183,462	1,771,015
Institutional Class	31,364,533	30,222,280
Reinvestment of distributions:
Advisor Class	2,570	252,920
Institutional Class	117,961	5,584,697
Cost of shares redeemed:
Advisor Class	(673,127)	(2,052,197)
Institutional Class	(15,917,276)	(35,659,896)
Net increase in net assets from capital transactions	15,078,123	118,819

Total increase (decrease) in net assets	16,191,295	(9,700,904)

Net Assets:
Beginning of period	121,025,298	130,726,202
End of period	$137,216,593	$121,025,298

Capital Share Transactions:
Shares sold:
Advisor Class	23,262	216,107
Institutional Class	3,943,806	3,684,239
Shares reinvested:
Advisor Class	326	31,186
Institutional Class	14,894	684,399
Shares redeemed:
Advisor Class	(84,992)	(251,612)
Institutional Class	(1,990,517)	(4,292,731)
Net increase in capital share transactions	1,906,779	71,588

See accompanying Notes to Financial Statements.

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Advisor Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended	For the Year Ended June 30,
	December 31, 2019 (Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$8.01	$8.70	$8.45	$8.87	$9.09	$10.09
Income from Investment Operations:
Net investment income (loss)[1]	(0.02)	- [2]	(0.11)	(0.18)	(0.18)	(0.21)
Net realized and unrealized gain (loss)	0.07	(0.25)	0.35	(0.24)	(0.04)	(0.79)
Total from investment operations	0.05	(0.25)	0.24	(0.42)	(0.22)	(1.00)

Less Distributions:
From net investment income	- [2]	(0.44)	-	-	-	-

Redemption fee proceeds[1]	-	-	0.01	- [2]	- [2]	- [2]

Net asset value, end of period	$8.06	$8.01	$8.70	$8.45	$8.87	$9.09

Total return[3]	0.69%[6]	(3.06)%	3.08%	(4.74)%	(2.42)%	(9.91)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,248	$4,713	$5,160	$21,174	$208,508	$159,752

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	2.02%[4,7]	2.00%[4]	2.15%[4]	2.39%[4]	2.40%[4]	2.43%[4]
After fees waived and expenses absorbed	2.02%[4,7]	2.01%[4]	2.03%[4]	2.06%[4]	2.09%[4]	2.23%[4]
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(0.41)%[7]	0.01%	(1.38)%	(2.31)%	(2.39)%	(2.42)%
After fees waived and expenses absorbed	(0.41)%[7]	0.00%	(1.26)%	(1.98)%	(2.08)%	(2.22)%

Portfolio turnover rate	4,584%[5,6]	5,463%[5]	1,040%[5]	26%	2,213%[5]	146%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	If interest expense and dividends on securities sold short had been excluded, the expenses ratios would have been lowered by 0.01% for the six months ended December 31, 2019. For the prior periods, the ratios would have been lowered by 0.01%, 0.00%, 0.01%, 0.01%, and 0.02%, respectively.
[5]	The portfolio turnover ratio was calculated in accordance with Item 13 of Form N-1A, which excludes the notional value of certain derivatives, including futures contracts, from the calculation.
[6]	Not annualized.
[7]	Annualized.

See accompanying Notes to Financial Statements.

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Institutional Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended	For the Year Ended June 30,
	December 31, 2019 (Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$8.05	$8.74	$8.51	$8.94	$9.14	$10.11
Income from Investment Operations:
Net investment income (loss)[1]	(0.02)	- [2]	(0.11)	(0.17)	(0.16)	(0.18)
Net realized and unrealized gain (loss)	0.08	(0.26)	0.36	(0.26)	(0.04)	(0.80)
Total from investment operations	0.06	(0.26)	0.25	(0.43)	(0.20)	(0.98)

Less Distributions:
From net investment income	(0.01)	(0.43)	(0.02)	-	-	-

Redemption fee proceeds[1]	-	-	- [2]	- [2]	- [2]	0.01

Net asset value, end of period	$8.10	$8.05	$8.74	$8.51	$8.94	$9.14

Total return[3]	0.71%[6]	(3.04)%	3.00%	(4.81)%	(2.19)%	(9.59)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$132,969	$116,312	$125,566	$129,224	$98,047	$31,493

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	2.02%[4,7]	2.02%[4]	2.17%[4]	2.32%[4]	2.15%[4]	2.18%[4]
After fees waived and expenses absorbed	2.00%[4,7]	2.00%[4]	1.99%[4]	1.99%[4]	1.84%[4]	1.98%[4]
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(0.41)%[7]	(0.01)%	(1.40)%	(2.24)%	(2.14)%	(2.17)%
After fees waived and expenses absorbed	(0.39)%[7]	0.01%	(1.22)%	(1.91)%	(1.83)%	(1.97)%

Portfolio turnover rate	4,584%[5,6]	5,463%[5]	1,040%[5]	26%	2,213%[5]	146%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	If interest expense and dividends on securities sold short had been excluded, the expenses ratios would have been lowered by 0.01% for the six months ended December 31, 2019. For the prior periods, the ratios would have been lowered by 0.01%, 0.00%, 0.01%, 0.01%, and 0.02%, respectively.
[5]	The portfolio turnover ratio was calculated in accordance with Item 13 of Form N-1A, which excludes the notional value of certain derivatives, including futures contracts, from the calculation.
[6]	Not annualized.
[7]	Annualized.

See accompanying Notes to Financial Statements.

SilverPepper Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 64.9%
	COMMUNICATIONS — 4.5%
1,581	Telaria, Inc.*	$13,929
84,000	Zayo Group Holdings, Inc.*,1	2,910,600
		2,924,529
	CONSUMER DISCRETIONARY — 0.3%
1,643	Tiffany & Co.	219,587
	ENERGY — 2.5%
125,242	Jagged Peak Energy, Inc.*	1,063,304
25,216	Tallgrass Energy LP - Class A	557,778
		1,621,082
	FINANCIALS — 15.1%
11,442	Carolina Trust Bancshares, Inc.*	149,318
308,483	Condor Hospitality Trust, Inc. - REIT	3,405,652
81,598	Entegra Financial Corp.*,1	2,460,996
327	MSB Financial Corp.	5,886
20,132	MutualFirst Financial, Inc.	798,637
107,457	PB Bancorp, Inc.[1]	1,629,048
4,968	Southwest Georgia Financial Corp.	174,360
15,288	Two River Bancorp	342,451
19,492	Wellesley Bank	877,335
		9,843,683
	HEALTH CARE — 35.8%
45,450	Allergan PLC[2]	8,688,676
127,785	ArQule, Inc.*	2,550,589
82,138	Audentes Therapeutics, Inc.*	4,915,138
8,000	Medicines Co.*	679,520
10,000	Ra Pharmaceuticals, Inc.*,1	469,300
49,111	Synthorx, Inc.*	3,432,368
8,000	WellCare Health Plans, Inc.*	2,641,680
		23,377,271
	TECHNOLOGY — 0.2%
16,500	Fitbit, Inc. - Class A*	108,405
718	TiVo Corp.	6,089
		114,494
	UTILITIES — 6.5%
62,000	El Paso Electric Co.[1]	4,209,180
	TOTAL COMMON STOCKS
	(Cost $40,764,194)	42,309,826

SilverPepper Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Number of Shares		Value
	RIGHTS — 0.3%
	HEALTH CARE — 0.3%
60,000	Bristol-Myers Squibb Co.*	$180,600
	MATERIALS — 0.0%
10,316	A Schulman Inc.*,3,4	5,392
	TOTAL RIGHTS
	(Cost $127,800)	185,992

Principal Amount
	SHORT-TERM INVESTMENTS — 34.1%
$22,253,309	UMB Money Market Fiduciary, 0.25%[5]	22,253,309
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $22,253,309)	22,253,309
	TOTAL INVESTMENTS — 99.3%
	(Cost $63,145,303)	64,749,127
	Other Assets in Excess of Liabilities — 0.7%	459,231
	TOTAL NET ASSETS — 100.0%	$65,208,358

Number of Shares
	SECURITIES SOLD SHORT — (13.1)%
	COMMON STOCKS — (13.1)%
	COMMUNICATIONS — 0.0%
(1,710)	Rubicon Project, Inc.*	(13,954)
	ENERGY — (1.6)%
(55,983)	Parsley Energy, Inc. - Class A	(1,058,639)
	FINANCIALS — (3.5)%
(11,362)	Cambridge Bancorp	(910,664)
(2,398)	Carolina Financial Corp.	(103,666)
(4,959)	First Bancshares, Inc.	(176,144)
(382)	Kearny Financial Corp.	(5,283)
(48,316)	Northwest Bancshares, Inc.	(803,495)
(10,185)	OceanFirst Financial Corp.	(260,125)
(781)	United Bankshares, Inc.	(30,193)
		(2,289,570)
	HEALTH CARE — (8.0)%
(39,360)	AbbVie, Inc.	(3,484,934)
(27,040)	Centene Corp.*	(1,700,005)
		(5,184,939)

SilverPepper Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	TECHNOLOGY — 0.0%
(327)	Xperi Corp.	$(6,049)
	TOTAL COMMON STOCKS
	(Proceeds $7,807,359)	(8,553,151)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $7,807,359)	$(8,553,151)

LP – Limited Partnership

REIT – Real Estate Investment Trusts

PLC – Public Limited Company

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short.
[2]	Foreign security denominated in U.S. Dollars.
[3]	Illiquid security. The total illiquid securities represent 0.01% of Net Assets. Total value of these securities is $5,392.
[4]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.01% of Net Assets. The total value of these securities is $5,392.
[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

SilverPepper Merger Arbitrage Fund

SUMMARY OF INVESTMENTS

As of December 31, 2019 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Health Care	35.8%
Financials	15.1%
Utilities	6.5%
Communications	4.5%
Energy	2.5%
Consumer Discretionary	0.3%
Technology	0.2%
Total Common Stocks	64.9%
Rights
Health Care	0.3%
Materials	0.0%
Total Rights	0.3%
Short-Term Investments	34.1%
Total Investments	99.3%
Other Assets in Excess of Liabilities	0.7%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

SilverPepper Merger Arbitrage Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2019 (Unaudited)

Assets:
Investments, at value (cost $63,145,303)	$64,749,127
Cash deposited with brokers for securities sold short	9,335,374
Receivables:
Investment securities sold	49,397
Fund shares sold	13,558
Dividends and interest	4,279
Prepaid expenses	16,662
Total assets	74,168,397

Liabilities:
Securities sold short, at value (proceeds $7,807,359)	8,553,151
Payables:
Investment securities purchased	248,958
Fund shares redeemed	8,560
Advisory Fees	81,614
Shareholder servicing fees (Note 7)	1,996
Fund accounting fees	12,599
Transfer agent fees and expenses (Note 2)	10,653
Fund administration fees	10,531
Auditing fees	8,170
Custody fees	7,588
Trustees' deferred compensation (Note 3)	4,025
Chief Compliance Officer fees	3,055
Dividends on securities sold short	513
Trustees' fees and expenses	218
Accrued other expenses	8,408
Total liabilities	8,960,039

Net Assets	$65,208,358

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$63,703,764
Total distributable earnings	1,504,594
Net Assets	$65,208,358

Maximum Offering Price per Share:
Advisor Class Shares:
Net assets applicable to shares outstanding	$3,750,622
Shares of beneficial interest issued and outstanding	341,949
Redemption price per share	$10.97

Institutional Class Shares:
Net assets applicable to shares outstanding	$61,457,736
Shares of beneficial interest issued and outstanding	5,516,992
Redemption price per share	$11.14

See accompanying Notes to Financial Statements.

SilverPepper Merger Arbitrage Fund

STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2019 (Unaudited)

Investment Income:
Dividends	$595,070
Interest	84,015
Total investment income	679,085

Expenses:
Advisory fees	485,706
Dividends on securities sold short	269,414
Fund accounting fees	31,140
Fund administration fees	30,662
Sub-transfer agent fees and expenses - Institutional Class	25,958
Registration fees	16,963
Transfer agent fees and expenses	14,794
Chief Compliance Officer fees	10,431
Auditing fees	8,170
Custody fees	7,117
Shareholder reporting fees	6,788
Trustees' fees and expenses	4,824
Shareholder servicing fees - Advisor Class (Note 7)	4,160
Miscellaneous	3,520
Legal fees	3,270
Insurance fees	819
Total expenses	923,736
Fees and expenses recovered - Advisor Class	1,031
Sub-transfer agent fees and expenses - Institutional Class waived	(6,873)
Net expenses	917,894
Net investment loss	(238,809)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	4,566,773
Securities sold short	(2,626,293)
Net realized gain	1,940,480
Net change in unrealized appreciation/depreciation on:
Investments	(987,795)
Securities sold short	1,418,377
Net change in unrealized appreciation/depreciation	430,582
Net realized and unrealized gain	2,371,062
Net Increase in Net Assets from Operations	$2,132,253

See accompanying Notes to Financial Statements.

SilverPepper Merger Arbitrage Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2019 (Unaudited)	For the Year Ended June 30, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(238,809)	$(741,997)
Net realized gain on investments and securities sold short	1,940,480	1,710,058
Net change in unrealized appreciation/depreciation on investments and securities sold short	430,582	173,206
Net increase in net assets resulting from operations	2,132,253	1,141,267

Distributions to Shareholders:
Distributions:
Advisor Class	(124,757)	(113,191)
Institutional Class	(1,893,732)	(1,265,362)
Total distributions to shareholders	(2,018,489)	(1,378,553)

Capital Transactions:
Net proceeds from shares sold:
Advisor Class	792,205	2,040,893
Institutional Class	10,697,094	14,506,710
Reinvestment of distributions:
Advisor Class	124,757	113,191
Institutional Class	1,885,021	1,257,910
Cost of shares redeemed:
Advisor Class[1]	(284,129)	(8,350,396)
Institutional Class[2]	(11,076,302)	(19,192,018)
Net increase (decrease) in net assets from capital transactions	2,138,646	(9,623,710)

Total increase (decrease) in net assets	2,252,410	(9,860,996)

Net Assets:
Beginning of period	62,955,948	72,816,944
End of period	$65,208,358	$62,955,948

Capital Share Transactions:
Shares sold:
Advisor Class	71,004	184,319
Institutional Class	958,088	1,299,862
Shares reinvested:
Advisor Class	11,456	10,385
Institutional Class	170,590	114,044
Shares redeemed:
Advisor Class	(25,637)	(756,945)
Institutional Class	(978,245)	(1,729,535)
Net increase (decrease) in capital share transactions	207,256	(877,870)

[1]	Net of redemption fees (reversed) received of $0 and ($8), respectively.
[2]	Net of redemption fees (reversed) received of $0 and ($1,788), respectively.

See accompanying Notes to Financial Statements.

SilverPepper Merger Arbitrage Fund

STATEMENT OF CASH FLOWS

For the Six Months Ended December 31, 2019 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$2,132,253
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used for) operating activities:
Purchase of long-term investments	(109,885,741)
Sales of long-term investments	140,278,417
Proceeds from securities sold short	32,307,094
Cover short securities	(58,416,191)
Purchase of short-term investment securities, net	(22,253,309)
Decrease in receivables for securities sold	2,706,837
Decrease in dividends and interest receivables	8,989
Increase in other assets	(11,592)
Decrease in payables for securities purchased	(1,876,832)
Decrease in payable to custodian	(785,048)
Decrease in dividends on securities sold short payable and interest expense	(269)
Decrease in accrued expenses	(20,596)
Net realized gain	(1,940,480)
Net change in unrealized appreciation/depreciation	(430,582)
Net cash used for operating activities	(18,187,050)

Cash flows provided by (used for) financing activities:
Proceeds from sale of shares	11,475,741
Redemption of shares, net of redemption fees	(11,375,815)
Dividends paid to shareholders, net of reinvestments	(8,711)
Net cash provided by financing activities	91,215

Net decrease in cash	(18,095,835)

Cash and cash equivalents:
Beginning cash balance	-
Beginning cash held at broker	27,431,209
Total beginning cash and cash equivalents	27,431,209

Ending cash balance	-
Ending cash held at broker	9,335,374
Total cash and cash equivalents	$9,335,374

Non cash financing activities not included herein consist of $2,009,778 of reinvested dividends.

See accompanying Notes to Financial Statements.

SilverPepper Merger Arbitrage Fund

FINANCIAL HIGHLIGHTS

Advisor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2019 (Unaudited)	For the Year Ended June 30,
		2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.99	$11.05	$11.07	$10.82	$10.32	$10.16
Income from Investment Operations:
Net investment loss[1]	(0.05)	(0.14)	(0.23)	(0.25)	(0.29)	(0.22)
Net realized and unrealized gain	0.41	0.29	0.31	0.57	1.07	0.67
Total from investment operations	0.36	0.15	0.08	0.32	0.78	0.45

Less Distributions:
From net realized gain	(0.38)	(0.21)	(0.10)	(0.07)	(0.29)	(0.29)

Redemption fee proceeds[1]	-	-	- [2]	- [2]	0.01	-

Net asset value, end of period	$10.97	$10.99	$11.05	$11.07	$10.82	$10.32

Total return[3]	3.33%[5]	1.38%	0.76%	2.94%	7.77%	4.47%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,750	$3,135	$9,360	$5,963	$4,338	$194

Ratio of expenses to average net assets (including dividends on securities sold short, interest expense, and broker fees):
Before fees waived and expenses absorbed	3.01%[4,6]	3.00%[4]	2.96%[4]	4.98%[4]	7.03%[4]	7.28%[4]
After fees waived/recovered and expenses absorbed	3.07%[4,6]	3.06%[4]	2.93%[4]	4.82%[4]	4.42%[4]	3.29%[4]

Ratio of net investment loss to average net assets (including dividends on securities sold short, interest expense, and broker fees):
Before fees waived and expenses absorbed	(0.91)%[6]	(1.23)%	(2.12)%	(2.43)%	(5.30)%	(6.10)%
After fees waived/recovered and expenses absorbed	(0.97)%[6]	(1.29)%	(2.09)%	(2.27)%	(2.69)%	(2.11)%

Portfolio turnover rate	324%[5]	419%	385%	317%	352%	817%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	If interest expense, dividends on securities sold short, and broker fees had been excluded, the expense ratios would have been lowered by 0.83% for the six months ended December 31, 2019. For the prior periods, the ratios would have been lowered by 0.82%, 0.69%, 2.58%, 2.18%, and 1.05%, respectively.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

SilverPepper Merger Arbitrage Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2019 (Unaudited)	For the Year Ended June 30,
		2019	2018	2017	2016	2015
Net asset value, beginning of period	$11.15	$11.17	$11.16	$10.89	$10.36	$10.18
Income from Investment Operations:
Net investment loss[1]	(0.04)	(0.12)	(0.21)	(0.22)	(0.26)	(0.19)
Net realized and unrealized gain	0.41	0.31	0.32	0.56	1.08	0.66
Total from investment operations	0.37	0.19	0.11	0.34	0.82	0.47

Less Distributions:
From net realized gain	(0.38)	(0.21)	(0.10)	(0.07)	(0.29)	(0.29)

Redemption fee proceeds[1]	-	-	- [2]	- [2]	- [2]	-

Net asset value, end of period	$11.14	$11.15	$11.17	$11.16	$10.89	$10.36

Total return[3]	3.37%[5]	1.73%	1.02%	3.10%	8.03%	4.66%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$61,458	$59,821	$63,457	$57,631	$7,546	$5,694

Ratio of expenses to average net assets (including dividends on securities sold short, interest expense, and broker fees):
Before fees waived and expenses absorbed	2.84%[4,6]	2.84%[4]	2.81%[4]	4.80%[4]	6.78%[4]	7.03%[4]
After fees waived and expenses absorbed	2.82%[4,6]	2.81%[4]	2.68%[4]	4.57%[4]	4.17%[4]	3.04%[4]

Ratio of net investment loss to average net assets (including dividends on securities sold short, interest expense, and broker fees):
Before fees waived and expenses absorbed	(0.74)%[6]	(1.07)%	(1.97)%	(2.25)%	(5.05)%	(5.85)%
After fees waived and expenses absorbed	(0.72)%[6]	(1.04)%	(1.84)%	(2.02)%	(2.44)%	(1.86)%

Portfolio turnover rate	324%[5]	419%	385%	317%	352%	817%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	If interest expense, dividends on securities sold short, and broker fees had been excluded, the expense ratios would have been lowered by 0.83% for the six months ended December 31, 2019. For the prior periods, the ratios would have been lowered by 0.82%, 0.69%, 2.58%, 2.18%, and 1.05%, respectively.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

SilverPepper Funds

NOTES TO FINANCIAL STATEMENTS

December 31, 2019 (Unaudited)

Note 1 – Organization

SilverPepper Commodity Strategies Global Macro Fund (“Commodity Strategies Global Macro Fund”) and SilverPepper Merger Arbitrage Fund (“Merger Arbitrage Fund”) (each a “Fund” and collectively the “Funds”) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Commodity Strategies Global Macro Fund is classified as a diversified Fund and Merger Arbitrage Fund is classified as a non-diversified Fund.

The Commodity Strategies Global Macro Fund’s primary investment objective is to create returns that are largely uncorrelated with the returns of the general stock and bond markets. The Fund commenced investment operations on October 31, 2013, with two classes of shares, Advisor Class and Institutional Class.

The Merger Arbitrage Fund’s primary investment objective is to create returns that are largely uncorrelated with the returns of the general stock market. The Fund commenced investment operations on October 31, 2013, with two classes of shares, Advisor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

(a) Consolidation of Subsidiary

The Commodity Strategies Global Macro Fund may invest up to 25% of its total assets in the subsidiary, a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”). The consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights of the Fund include the accounts of the Subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. The Subsidiary is advised by SilverPepper LLC and acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and statement of additional information. The Subsidiary will generally invest in derivatives, including swaps, commodity interests and other investments intended to serve as margin or collateral for swap positions. The inception date of the Subsidiary was October 31, 2013. As of December 31, 2019, total assets of the Fund were $141,027,476, of which $29,858,192, or approximately 21.2%, represented the Fund’s ownership of the shares of the Subsidiary.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

SilverPepper Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2019 (Unaudited)

(b) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Forward Foreign Currency Exchange Contracts

The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Funds record realized gains or losses at the time the forward contract is settled. Counter parties to these forward contracts are major U.S. financial institutions.

(d) Options Contracts

The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from options premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

SilverPepper Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2019 (Unaudited)

(e) Futures Contracts

The Commodity Strategies Global Macro Fund may enter into futures contracts (including contracts relating to foreign currencies, interest rates, commodities securities and other financial indexes and other commodities), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. The Commodity Strategies Global Macro Fund intends primarily to invest in futures contracts and options on them through the Subsidiary. The Merger Arbitrage Fund may use index and other futures contracts and may use options on futures contracts. A futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a commodity, such as an energy, financial, agricultural or metal commodity, at a specified price, date, time and place. For example, a foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. Similarly, an interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (e.g., a debt security) at a specified price, date, time and place. Securities, commodities and other financial indexes are capitalization weighted indexes that reflect the market value of the securities, commodities or other financial instruments respectively, represented in the indexes. A futures contract on an index is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded. Each day a futures contract is held, the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. Variation margin does not represent borrowing or a loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations. As discussed below, however, the Fund may not always be able to make an offsetting purchase or sale. In the case of a physically settled futures contract, this could result in the Fund being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Fund. The Subsidiary may enter into agreements with certain parties which may lower margin deposits and mitigate some of the risks of being required to deliver, or receive, the physical commodity.

At any time prior to the expiration of a futures contract, a Fund may seek to close the position by seeking to take an opposite position, which would terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Fund may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

SilverPepper Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2019 (Unaudited)

(f) Futures Options

The Funds may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes. A futures option gives the holder the right, in return for the premium paid or received, to assume a long position (purchase) or short position (write) in a futures contract at a specified exercise price upon expiration of, or at any time during the period of, the option. When the Funds purchase or write an option, an amount equal to the premium paid or received by the Funds is recorded as an asset or a liability and is subsequently adjusted to the current market value of the option purchased or written. Premiums paid or received from purchasing or writing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or a loss on investment transactions. The Funds, as a purchaser of an option, bear the risk that the counterparties to the option may not have the ability to meet the terms of the option contract. The Funds, as a writer of an option, may have no control over whether the underlying futures contracts may be sold (call) or purchased (put) and as a result, bears the market risk of an unfavorable change in the valuation of the futures contracts underlying the written option.

(g) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(h) Short-Term Investments

The Commodity Strategies Global Macro Fund and Merger Arbitrage Fund may invest a significant amount (12.5% and 34.1%, respectively, as of December 31, 2019) in the UMB Money Market Fiduciary. The UMB Money Market Fiduciary acts as a bank deposit for the Fund, providing an interest bearing account for short-term investment purposes. This investment vehicle is not publicly traded on open markets. Accounting Standards Codification Topic 825, Financial Instruments identifies this situation as a concentration of credit risk requiring disclosure, regardless of degree of risk. The risk is managed by monitoring the financial institution in which the deposits are made.

SilverPepper Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2019 (Unaudited)

(i) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of a Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and certain transfer agent fees and expenses discussed below, which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

In conjunction with the use of short sales, written options contracts and futures contracts, the Funds may be required to maintain collateral in various forms. At December 31, 2019, such collateral is denoted in the Funds’ Schedule of Investments and Statement of Assets and Liabilities. Also in conjunction with the use of written options contracts, futures contracts or short sales, the Funds, when appropriate, utilize a segregated margin deposit account with the counterparty. At December 31, 2019, these segregated margin deposit accounts are denoted in each Fund’s Statement of Assets and Liabilities.

(j) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the years ended June 30, 2016-19, and as of and during the six months ended December 31, 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(k) Distributions to Shareholders

The Funds will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

SilverPepper Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2019 (Unaudited)

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(l) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with SilverPepper LLC (the “Advisor”). Under the terms of the Agreement, each Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.50% of each Fund’s respective average daily net assets. The Advisor has engaged Galtere Inc. (“Galtere Sub-Advisor”) to manage the Commodity Strategies Global Macro Fund and pays the Galtere Sub-Advisor from its advisory fees. The Advisor has engaged Chicago Capital Management, LLC (“Chicago Capital”) to manage the Merger Arbitrage Fund and pays the Chicago Capital Sub-Advisor from its advisory fees. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Commodity Strategies Global Macro Fund to ensure that total annual operating expenses (including Subsidiary expenses (except as noted below), but excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 2.24% and 1.99% of the average daily net assets of the Commodity Strategies Global Macro Fund’s Advisor Class and Institutional Class shares, respectively. The Merger Arbitrage Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Merger Arbitrage Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 2.24% and 1.99% of the average daily net assets of the Merger Arbitrage Fund’s Advisor Class and Institutional Class shares, respectively. These agreements are effective until October 31, 2029, and they may be terminated or amended prior to the end of the term with the approval of the Trust’s Board of Trustees.

The Advisor also is the investment advisor for the Subsidiary. Effective November 1, 2017, the Commodity Strategies Global Macro Fund’s Board of Trustees amended this undertaking to remove the management fee paid at the annual rate of 1.50% of the subsidiary’s average daily net assets. Prior to November 1, 2017, the Subsidiary agreed to pay the Advisor a management fee at the annual rate of 1.50% of the Subsidiary’s average daily net assets. Prior to November 1, 2017, the Advisor contractually agreed, for so long as the Commodity Strategies Global Macro Fund invests in the Subsidiary, to waive the management fee it received from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary.

For the six months ended December 31, 2019, the Advisor waived fees of $7,653 for the Commodity Strategies Global Macro Fund, which is attributable to Institutional Class shares’ sub-transfer agency expenses. For the Merger Arbitrage Fund, the Advisor recovered fees of $1,031 from the Advisor Class shares and waived fees of $6,873 attributable to Institutional Class shares’ sub-transfer agency expenses. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Advisor may recapture all or a portion of the following amounts no later than June 30, of the years stated below:

SilverPepper Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2019 (Unaudited)

	Commodity Strategies Global Macro Fund	Merger Arbitrage Fund
2020	$-	$95,093
2021	87,153	78,338
2022	18,821	17,465
2023	7,653	5,842
Total	$113,627	$196,738

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended December 31, 2019, are reported on the Statement of Operations.

IMST Distributors, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

For the six months ended December 31, 2019, UMBFS received transfer agent fees as follows:

Transfer agent fees paid to UMBFS
Commodity Strategies Global Macro Fund	$17,259
Merger Arbitrage Fund	14,794

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended December 31, 2019, the Funds’ allocated fees incurred for Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statement of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended December 31, 2019, are reported on the Statement of Operations.

SilverPepper Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2019 (Unaudited)

Note 4 – Federal Income Taxes

At December 31, 2019, gross unrealized appreciation and depreciation on investments owned by the Funds and securities sold short, based on cost for federal income tax purposes were as follows:

	Commodity Strategies Global Macro Fund	Merger Arbitrage Fund
Cost of investments	$102,804,836	$55,437,446

Gross unrealized appreciation	$60,417,042	$1,613,186
Gross unrealized depreciation	(60,402,096)	(854,656)

Net unrealized appreciation on investments	$14,946	$758,530

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferral.

As of June 30, 2019, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Commodity Strategies Global Macro Fund	Merger Arbitrage Fund
Undistributed ordinary income	$120,523	$1,055,146
Undistributed long-term capital gains	-	54
Tax accumulated earnings	120,523	1,055,200
Accumulated capital and other losses	(3,859,050)	-
Unrealized appreciation (depreciation) on investments	23,863	335,630
Other differences	(9,510,378)	-
Total accumulated earnings (deficit)	$(13,225,042)	$1,390,830

“Other differences” in the above table are primarily attributable to non-deductible expenses, net operating losses, unrealized appreciation/(depreciation) on short positions and other adjustments at the Subsidiary level. These differences may or may not be utilized in future tax years.

At June 30, 2019, the Funds had accumulated capital loss carryforwards as follows:

	Not Subject to Expiration:
Fund	Short-Term	Long-Term	Total
Commodity Strategies Global Macro Fund	$1,462,385	$2,396,665	$3,859,050
Merger Arbitrage Fund	-	-	-

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

SilverPepper Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2019 (Unaudited)

The tax character of distributions paid during the fiscal years ended June 30, 2019 and June 30, 2018 were as follows:

	Commodity Strategies Global Macro Fund		Merger Arbitrage Fund
	2019	2018	2019	2018
Distributions paid from:
Ordinary income	$5,841,473	$359,772	$1,352,277	$610,662
Net long-term capital gains	-	-	26,276	1,601
Total taxable distributions	5,841,473	359,772	1,378,553	323,851
Total distributions paid	$5,841,473	$359,772	$1,378,553	$323,851

For U.S. federal income tax purposes, the Subsidiary will be treated as a corporation. If the Subsidiary were treated as engaged in the conduct of a trade or business in the United States, the Subsidiary would be subject to U.S. federal income tax, at the rates applicable to U.S. corporations, on its net income that is treated as “effectively connected” with the conduct of such trade or business (“effectively connected income”). In addition, the Subsidiary would be subject to a 30% U.S. branch profits tax in respect of its “dividend equivalent amount,” as defined in Section 884 of the Code, attributable to effectively connected income. The Commodity Strategies Global Macro Fund expects that, in general, the activities of the Subsidiary will be conducted in a manner such that the Subsidiary will not be treated as engaged in the conduct of a U.S. trade or business. In this regard, Section 864(b) of the Code provides that trading in commodities for one’s own account does not constitute the conduct of a trade or business in the United States by a non-U.S. person, provided that the commodities are of a kind customarily dealt in on an organized commodity exchange and the transaction is of a kind customarily consummated at such place. Similarly, proposed regulations provide that trading in commodity swaps generally does not constitute the conduct of a U.S. trade or business. There can be no assurance, however, that the Subsidiary will not recognize any effectively connected income. The imposition of U.S. federal income tax on the Subsidiary’s effectively connected income could significantly reduce the Commodity Strategies Global Macro Fund’s returns.

Note 5 – Redemption Fee

Effective November 1, 2017, the Funds no longer charge redemption fees. Prior to November 1, 2017, the Funds charged a 2.00% redemption fee on all shares redeemed within 90 days of purchase. For the year ended June 30, 2019, the Merger Arbitrage Fund reversed and refunded $1,796 in redemption fees previously charged.

Note 6 – Investment Transactions

The Commodity Strategies Global Macro Fund’s primary strategy consists of investing in both long and short positions in an array of asset classes and investment instruments located anywhere in the world. For the six months ended December 31, 2019, purchases and sales of investments, excluding short-term investments, forward contracts, futures contracts and options contracts, were $4,567,698 and $4,655,795, respectively. Securities sold short and short securities covered were $47,896 and $0, respectively, for the same period.

The Merger Arbitrage Fund’s primary strategy consists of buying the publicly-traded common stock or preferred stock of a company that is involved in a significant corporate event, such as a merger or acquisition. For the six months ended December 31, 2019, purchases and sales of investments, excluding short-term investments, were $109,885,741 and $140,278,417, respectively. Securities sold short and short securities covered were $32,307,094 and $58,416,191, respectively, for the same period.

SilverPepper Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2019 (Unaudited)

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.25% of each Fund’s average daily net assets of the Advisor Class shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended December 31, 2019, shareholder servicing fees incurred by the Funds are disclosed on the Statement of Operations.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

SilverPepper Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2019 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2019, in valuing the Funds’ assets carried at fair value:

Commodity Strategies Global Macro Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks	$41,210	$-	$-	$41,210
U.S. Government and Agencies	-	85,730,134	-	85,730,134
Purchased Options Contracts	1,579,687	69,132	-	1,648,819
Short-Term Investments	17,089,648	-	-	17,089,648
Total Investments	18,710,545	85,799,266	-	104,509,811
Other Financial Instruments*
Futures Contracts	3,560,036	-	-	3,560,036
Forward Foreign Currency Contracts	-	16,625	-	16,625
Total Assets	$22,270,581	$85,815,891	$-	$108,086,472

Liabilities
Investments
Securities Sold Short	$41,210	$-	$-	$41,210
Written Options Contracts	314,800	78,994	-	393,794
Total Investments	356,010	78,994	-	435,004

Other Financial Instruments*
Futures Contracts	2,201,367	-	-	2,201,367
Total Liabilities	$2,557,377	$78,994	$-	$2,636,371

*	Other financial instruments are derivative instruments such as futures contracts and forward contracts. Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.
**	The Fund did not hold any Level 3 securities at period end.

SilverPepper Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2019 (Unaudited)

Merger Arbitrage Fund	Level 1	Level 2**	Level 3	Total
Assets
Investments
Common Stocks[1]	$42,309,826	$-	$-	$42,309,826
Rights	180,600	-	5,392	185,992
Short-Term Investments	22,253,309	-	-	22,253,309
Total Assets	$64,743,735	$-	$5,392	$64,749,127

Liabilities
Securities Sold Short
Common Stocks[1]	$8,553,151	$-	$-	$8,553,151
Total Liabilities	$8,553,151	$-	$-	$8,553,151

[1]	For a detailed break-out of common stocks, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 at period end.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Merger Arbitrage Fund
Beginning balance as of June 30, 2019	$5,392
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total realized and change in unrealized gain/(loss)	-
Purchases	-
Sales	-
Ending balance as of December 31, 2019	$5,392

As of the six months ended December 31, 2019, these investments were valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund’s net assets and therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

Note 10 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows. The Commodity Strategies Global Macro Fund invested in options contracts, futures contracts and forward contracts during the six months ended December 31, 2019. The Merger Arbitrage Fund did not invest in any derivatives during the six months ended December 31, 2019.

SilverPepper Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2019 (Unaudited)

The effects of these derivative instruments on the Commodity Strategies Global Macro Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments held by the Commodity Strategies Global Macro Fund as of December 31, 2019 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Commodity contracts	Purchased options contracts, at value	$1,648,819	Written options contracts, at value	$393,794

	Unrealized appreciation on open futures contracts	3,560,036	Unrealized depreciation on open futures contracts	2,201,367

Foreign exchange contracts	Purchased options contracts, at value	-	Written options contracts, at value	-

	Unrealized appreciation on forward foreign currency exchange contracts	16,625	Unrealized depreciation on forward foreign currency exchange contracts	-

Total		$5,225,480		$2,595,161

The effects of the Commodity Strategies Global Macro Fund’s derivative instruments on the Statement of Operations for the six months ended December 31, 2019 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Futures Contracts	Written Options Contracts	Forward Foreign Currency Exchange Contracts	Total
Commodity contracts	$(2,877,011)	$2,215,664	$1,060,896	$-	$399,549
Equity contracts	(145,830)	-	-	-	(145,830)
Foreign exchange contracts	(144,669)	-	-	(348,935)	(493,604)
Interest rate contracts	-	-	-	-	-
Volatility contracts	-	-	-	-	-
Total	$(3,167,510)	$2,215,664	$1,060,896	$(348,935)	$(239,885)

SilverPepper Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2019 (Unaudited)

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Futures Contracts	Written Options Contracts	Forward Foreign Currency Exchange Contracts	Total
Commodity contracts	$580,077	$482,172	$338,234	$-	$1,400,483
Equity contracts	-	-	-	-	-
Foreign exchange contracts	(1,111)	-	-	4,881	3,770
Interest rate contracts	-	-	-	-	-
Total	$578,966	$482,172	$338,234	$4,881	$1,404,253

The quarterly average volumes of derivative instruments in the Commodity Strategies Global Macro Fund as of December 31, 2019 are as follows:

Derivatives not designated as hedging instruments		Notional Value
Commodity contracts	Purchased options contracts	$53,489,839
	Long futures contracts	112,073,883
	Written options contracts	(9,982,558)
Equity contracts	Purchased options contracts	482,917
Foreign exchange contracts	Purchased options contracts	9,296,667
	Long forward foreign currency exchange contracts	8,103,179
	Short forward foreign currency exchange contracts	(666,667)

Note 11 - Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented for Commodity Strategies Global Macro Fund.

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivatives Association, Inc. (“ISDA”) which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

SilverPepper Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2019 (Unaudited)

The Commodity Strategies Global Macro Fund’s Statement of Assets and Liabilities presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts within the Statement of Assets and Liabilities to present below. Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the Statement of Assets and Liabilities and net amounts are presented below:

			Amounts Not Offset in Statement of Assets and Liabilities
Description/Financial Instrument/Statement of Assets and Liabilities Category	Counterparty	Gross Amounts Recognized in Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral**	Net Amount
Unrealized appreciation on forward foreign currency exchange contracts – liability payable	Generale Societe	$16,625	$-	$-	$16,625

*	Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the Advisor to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.
**	Amounts relate to master netting agreements and collateral agreements which have been determined by the Advisor to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Statement of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Note 12 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

SilverPepper Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory and Sub-Advisory Agreements

At an in-person meeting held on September 18-19, 2019, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and SilverPepper, LLC (the “Investment Advisor”) with respect to the SilverPepper Commodity Strategies Global Macro Fund (the “Commodity Fund”) and the SilverPepper Merger Arbitrage Fund (the “Merger Arbitrage Fund” and together with the Commodity Fund, the “Funds”) series of the Trust for an additional one-year term from when it otherwise would expire.

At the same meeting, the Board and the Independent Trustees also reviewed and unanimously approved the renewal of the following agreements for an additional one-year term from when they otherwise would expire:

●	the sub-advisory agreement (the “Galtere Agreement”) between the Investment Advisor and Galtere, Inc. (“Galtere”), with respect to the Commodity Fund;
●	the sub-advisory agreement (the “Chicago Capital Agreement”) between the Investment Advisor and Chicago Capital Management, LLC (“Chicago Capital” and together with Galtere, the “Sub-Advisors”), with respect to the Merger Arbitrage Fund; and
●	the investment advisory agreement between the Investment Advisor and SilverPepper Commodity Holdings (the “Subsidiary”), a wholly-owned subsidiary of the Commodity Fund organized in the Cayman Islands; and the sub-advisory agreement between the Investment Advisor and Galtere with respect to the Subsidiary (together the “Subsidiary Agreements”).

The Advisory Agreement, the Galtere Agreement, the Chicago Capital Agreement, and the Subsidiary Agreements are collectively referred to below as the “Fund Advisory Agreements.” In approving the renewal of each Fund Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Funds, the Subsidiary, and the shareholders of the Funds and the Subsidiary, as applicable.

Background

In advance of the meeting, the Board received information about each Fund, the Subsidiary, and the Fund Advisory Agreements from the Investment Advisor, Galtere, Chicago Capital, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and the Sub-Advisors; information regarding the background, experience, and compensation structure of relevant personnel providing services to each Fund and the Subsidiary; information about the Investment Advisor’s and the Sub-Advisors’ compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Investment Advisor’s overall relationship with the Funds; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds (each a “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s relevant fund universe (each a “Fund Universe”) for various periods ended June 30, 2019; reports comparing the investment advisory fee and total expenses of each Fund with those of its respective Peer Group and Fund Universe; and the advisory and sub-advisory fees paid pursuant to each Fund Advisory Agreement. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor or the Sub-Advisors were present during the Board’s consideration of the Fund Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing each Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

SilverPepper Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

SilverPepper, LLC

Nature, Extent and Quality of Services

The Board considered information included in the meeting materials regarding the performance of each Fund. The materials they reviewed indicated the following:

●	The Commodity Fund’s annualized total returns for the one-, three-, and five-year periods were above the Commodities Broad Basket Fund Universe median returns and the Bloomberg Commodity Total Return Index returns, but below the Peer Group median returns by 1.30%, 1.44%, and 4.10%, respectively. The Fund received a five-star rating from Morningstar in 2016 and 2017, and a four-star rating in 2018 and 2019. The Board considered the Investment Advisor’s explanation that the funds in the Peer Group that outperformed the Fund had significantly less broad commodity exposure than the Fund, and benefitted from having considerable equity exposure during the one-, three-, and five-year periods. The Board also noted Broadridge’s observation that for the five-year period, the Fund was approximately half as volatile as the benchmark and Fund Universe median.

●	The Merger Arbitrage Fund’s annualized total return for the five-year period was above the Peer Group and Market Neutral Fund Universe median returns, but below the S&P 500 Index return by 7.03%. The Fund’s total return for the one-year period was above the Fund Universe median return, but below the Peer Group median return by 2.26% and the Index return by 8.69%. The Fund’s annualized total return for the three-year period was above the Fund Universe median return, but below the Peer Group median return by 0.83% and the Index return by 12.24%. The Fund received a five-star rating from Morningstar in 2016 and 2017, and a four-star rating in 2018 and 2019. The Board considered the Investment Advisor’s explanation that the Fund’s underperformance compared to the S&P 500 Index was to be expected given the Fund’s fundamentally different investment strategy and risk profile, and that the Fund’s strategy may not keep pace with the Index, particularly during a strong market rally like the one experienced since the market bottom in 2009. The Trustees also considered the Investment Advisor’s observation that the Fund was managed more conservatively than many of the funds in the Peer Group, and in particular that after 2016 the Fund generally did not participate in the relatively risky foreign mergers in which other funds invested. The Trustees also considered Broadridge’s observation that over the five-year period, the Fund’s risk adjusted returns, as measured by the Sharpe ratio, Morningstar risk score, and information ratio, ranked it in the top quartile of funds in the Peer Group and Fund Universe.

The Board considered the overall quality of services provided by the Investment Advisor to the Funds and the Subsidiary. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Funds and the Subsidiary, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds and the Subsidiary. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure. In addition, the Board considered the respective roles of the Investment Advisor and the Sub-Advisors, noting that the Investment Advisor provides overall supervision of the general investment management and investment operations of each Fund and the Subsidiary, and oversees the Sub-Advisors with respect to the relevant Fund’s and the Subsidiary’s operations, including monitoring the investment and trading activities of the Sub-Advisors, and monitoring each Fund’s and the Subsidiary’s compliance with its investment policies; and that the Sub-Advisors’ responsibilities include day-to-day portfolio management.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund and the Subsidiary were satisfactory.

SilverPepper Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Advisory Fees and Expense Ratios

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

●	The Commodity Fund’s annual investment advisory fee (gross of fee waivers) was above the Peer Group and Commodities Broad Basket Fund Universe medians by 0.25% and 0.87%, respectively. The Trustees noted that two-thirds of the Fund’s 1.50% investment advisory fee is paid to Galtere, which previously typically received a 2% asset-based fee and 20% performance fee from its hedge fund clients; that most of the funds in the Fund Universe are “index” or “enhanced index” funds that typically purchase swaps on a broad commodity index to provide commodity exposure, in contrast with the Fund, which is actively managed and invests in commodities and other asset classes, including currencies, equities, and fixed income, as well as the full range of security types – futures, forwards, options, stocks, and bonds; and that therefore the Fund’s strategy is more expensive to implement than the strategies of most of the funds in the Fund Universe and Peer Group. The Trustees also noted that the Investment Advisor is willing to consider advisory fee breakpoints in the future as the assets of the Fund grow. The Trustees considered that the Investment Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar client accounts of the Investment Advisor. Finally, the Trustees also considered that the Fund’s advisory fee was the same as the advisory fee paid by the other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.31% and 1.06%, respectively. The Trustees noted, however, that most of the difference was attributable to the Fund’s relatively high advisory fee, and that the Investment Advisor expected the annual total expense rate of the Fund to continue to decrease as the Fund’s assets increase. The Trustees also considered that certain funds in the Peer Group obtain commodity exposure through investments in swaps, the fees for which are embedded in the swaps and are not reflected in the funds’ total expenses. The Trustees also noted that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

●	The Merger Arbitrage Fund’s annual investment advisory fee (gross of fee waivers) was above the Peer Group and Market Neutral Fund Universe medians by 0.275% and 0.50%, respectively. The Trustees noted that two-thirds of the Fund’s 1.50% investment advisory fee is paid to Chicago Capital, which typically receives a 1% asset-based fee and 20% performance fee, or 0% and 40%, respectively, from its hedge fund clients; that the Fund only invests in 20 to 30 companies at a time because it performs significant research to identify those involved in deals with a high probability of closing; that the Fund uses leverage to enhance returns, which requires intensive research; and that the capacity of the Fund’s strategy is constrained. The Trustees also noted that the Investment Advisor is willing to consider advisory fee breakpoints in the future as the assets of the Fund grow. In addition, the Trustees considered that the Investment Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar client accounts of the Investment Advisor. The Trustees also considered that the Fund’s advisory fee was the same as the advisory fee paid by the other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.03% and 0.11%, respectively. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were lower than the average net assets of corresponding classes of funds in the Fund Universe, and significantly lower than the average net assets of corresponding classes of funds in the Peer Group, and that certain of those other funds also had significant assets in other classes.

SilverPepper Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Funds and the Subsidiary.

Profitability and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to each Fund for the year ended June 30, 2019, noting that the Investment Advisor had waived a portion of its advisory fee for the Commodity Fund and Merger Arbitrage Fund, and determined that the profits of the Investment Advisor from its relationships with the Commodity Fund and the Merger Arbitrage Fund were reasonable.

The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Funds, other than its receipt of investment advisory fees, including the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance. The Board noted that although there were no advisory fee breakpoints, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the Funds’ assets grow.

Galtere, Inc.

Nature, Extent and Quality of Services

The Board considered the overall quality of services provided by Galtere to the Commodity Fund and the Subsidiary. In doing so, the Board considered Galtere’s specific responsibilities in day-to-day portfolio management of the Commodity Fund and the Subsidiary, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund and the Subsidiary. The Board also considered the overall quality of the organization and operations of Galtere, as well as its compliance structure. The Board’s observations regarding the performance of the Commodity Fund are described above. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by Galtere to the Commodity Fund and the Subsidiary were satisfactory.

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee charged by Galtere with respect to the Commodity Fund and the Subsidiary, which they noted was significantly lower than the advisory fee that Galtere previously charged to a private fund, which included both asset-based and performance-based fees, and they considered the relative levels and types of services provided by the Investment Advisor and Galtere. The Board also noted that the Investment Advisor’s services include supervision and monitoring of the investment and trading activities of Galtere, analysis of the Fund’s and the Subsidiary’s investment operations, and general administrative services related to the Investment Advisor’s overall supervision of the Fund and the Subsidiary. The Board also noted that the Investment Advisor pays Galtere’s sub-advisory fee out of the Investment Advisor’s advisory fee.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to Galtere under the Galtere Agreement was fair and reasonable in light of the nature and quality of the services Galtere provides to the Commodity Fund and the Subsidiary.

Benefits to the Sub-Advisor

The Board also considered the benefits received by Galtere as a result of its relationship with the Commodity Fund and the Subsidiary, other than the receipt of its sub-advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of Galtere’s compliance program, and the intangible benefits of Galtere’s association with the Commodity Fund and the Subsidiary generally and any favorable publicity arising in connection with the Fund’s performance.

SilverPepper Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Chicago Capital Management, LLC

Nature, Extent and Quality of Services

The Board considered the overall quality of services provided by Chicago Capital to the Merger Arbitrage Fund. In doing so, the Board considered Chicago Capital’s specific responsibilities in day-to-day portfolio management of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of Chicago Capital, as well as its compliance structure. The Board’s observations regarding the performance of the Merger Arbitrage Fund are described above. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by Chicago Capital to the Merger Arbitrage Fund were satisfactory.

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee charged by Chicago Capital with respect to the Merger Arbitrage Fund, which they noted was significantly lower than the advisory fees that Chicago Capital charges to manage private funds, which include both asset-based and performance-based fees, and they considered the relative levels and types of services provided by the Investment Advisor and Chicago Capital. The Board considered that the Investment Advisor supervises and monitors the investment and trading activities of Chicago Capital, analyzes the Fund’s investment operations, and provides general administrative services related to the overall supervision of the Fund. The Board also noted that the Investment Advisor pays Chicago Capital’s sub-advisory fee out of the Investment Advisor’s advisory fee.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to Chicago Capital under the Chicago Capital Agreement was fair and reasonable in light of the nature and quality of the services Chicago Capital provides to the Merger Arbitrage Fund.

Benefits to the Sub-Advisor

The Board also considered the benefits received by Chicago Capital as a result of its relationship with the Merger Arbitrage Fund, other than the receipt of its sub-advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of Chicago Capital’s compliance program, and the intangible benefits of Chicago Capital’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of each Fund Advisory Agreement was in the best interests of each Fund, the Subsidiary, and the shareholders of the Funds and the Subsidiary and, accordingly, approved renewal of each Fund Advisory Agreement with respect to the Funds and the Subsidiary, as applicable.

SilverPepper Funds

EXPENSE EXAMPLES

For the Six Months Ended December 31, 2019 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; shareholder servicing fees (Advisor Class shares only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2019 to December 31, 2019.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
SilverPepper Commodity Strategies Global Macro Fund		7/1/2019	12/31/2019	7/1/2019 - 12/31/2019
Advisor Class	Actual Performance	$1,000.00	$1,006.90	$10.21
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.96	10.25
Institutional Class	Actual Performance	1,000.00	1,007.10	10.11
	Hypothetical (5% annual return before expenses)	1,000.00	1,015.06	10.15

*	Expenses are equal to the Fund’s annualized expense ratios of 2.02% and 2.00% for the Advisor Class and the Institutional Class, respectively, multiplied by the average account values over the period, multiplied by 184/366 (to reflect the six month period). The expense ratios reflect management fee waived by the Advisor on the Subsidiary. Assumes all dividends and distributions were reinvested.

SilverPepper Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended December 31, 2019 (Unaudited)

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
SilverPepper Merger Arbitrage Fund		7/1/2019	12/31/2019	7/1/2019- 12/31/2019
Advisor Class	Actual Performance	$1,000.00	$1,033.30	$15.70
	Hypothetical (5% annual return before expenses)	1,000.00	1,009.70	15.51
Institutional Class	Actual Performance	1,000.00	1,033.70	14.42
	Hypothetical (5% annual return before expenses)	1,000.00	1,010.95	14.26

*	Expenses are equal to the Fund’s annualized expense ratios of 3.07% and 2.82% for the Advisor Class and the Institutional Class, respectively, multiplied by the average account values over the period, multiplied by 184/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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SilverPepper Funds
Each a series of Investment Managers Series Trust

Investment Advisor
SilverPepper LLC
332 Skokie Valley Road, Suite 224
Highland Park, Illinois 60035

Sub-Advisor to the Commodity Strategies Global Macro Fund
Galtere Inc.
25887 County Road 12
Preston, Minnesota 55965

Sub-Advisor to the Merger Arbitrage Fund
Chicago Capital Management, LLC
311 South Wacker Drive, Suite 6025
Chicago, Illinois 60606

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 East Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

Fund Information

	TICKER	CUSIP
SilverPepper Commodity Strategies Global Macro Fund - Advisor Class	SPCAX	46141P 768
SilverPepper Commodity Strategies Global Macro Fund - Institutional Class	SPCIX	46141P 750
SilverPepper Merger Arbitrage Fund - Advisor Class	SPABX	46141P 743
SilverPepper Merger Arbitrage Fund - Institutional Class	SPAIX	46141P 735

Privacy Principles of the SilverPepper Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the SilverPepper Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (855) 554-5540, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (855) 554-5540 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by calling the Funds at (855) 554-5540. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Section may be obtained by calling (800) SEC-0330.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (855) 554-5540.

SilverPepper Funds
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (855) 554-5540

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	3/9/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	3/9/20

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	3/9/20